LONG-TERM DEBT (Studio City Notes) - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 26, 2012	Dec. 31, 2014	Dec. 31, 2013	Nov. 26, 2012
Long-Term Debt [Line Items]
Total long-term debt		$ 3,902,781,000	$ 2,533,460,000
Restricted cash current portion		1,447,034,000	770,294,000
Restricted cash non-current portion		369,549,000	373,371,000
Studio City Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	825,000,000	825,000,000	825,000,000	825,000,000
Purchase price as percentage of principal	100.00%
Maturity date		Dec. 01, 2020
Interest rate per annum	8.50%			8.50%
Debt underwriting commissions and other expenses	13,200,000			13,200,000
Net proceeds from issuance of Studio City Notes	811,800,000
Interest on Studio City Notes, 41-month anniversary	239,594,000
Interest due	35,063,000
Interest paid		70,125,000	71,099,000
Fund from Studio City Finance's ultimate shareholders to be the first in the sequence of funding of Studio City project costs according to Note Disbursement and Account Agreement	825,000,000
Maximum redeemable percentage of principal prior to December 1, 2015 for partial redemption	35.00%
Net assets restricted from distribution		102,000,000	171,000,000
Studio City Notes [Member] | Note Interest Reserve Account [Member]
Long-Term Debt [Line Items]
Restricted cash current portion		63,340,000
Studio City Notes [Member] | Note Debt Service Reserve Account [Member]
Long-Term Debt [Line Items]
Restricted cash non-current portion		$ 35,064,000